Submission	Aug. 10, 2026
Submission [Line Items]
Central Index Key	0002132582
Registrant Name	Lyntris Inc.
Registration File Number	333-297657
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES